Income Taxes - Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Income Tax Rates (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Amount
Federal income tax at U.S. statutory rate		$ 1,469
State taxes, net of federal benefit	[1]	864
Research & development credits		(213)
Change in valuation allowance		4,357
Disallowed meals & entertainment		116
Lobbying expenses		254
Non-controlling interest		(4,175)
Posting of deferred balances from merger		8,306
Stock compensation		(88)
Nontaxable or nondeductible items, Other		112
Changes in unrecognized tax benefits		191
Total provision for income taxes		$ 2,288		$ 2,138
Percent
U.S. federal income tax at statutory rate		21.00%		21.00%
State taxes, net of federal benefit		12.35%	[1]	0.08%
Permanent differences				0.84%
Research & Development Credits		(3.04%)		(0.60%)
Change in valuation allowance		62.27%		45.59%
Foreign rate differential				(0.88%)
Return to provision				2.94%
Stock compensation		(1.26%)		2.41%
Disallowed Meals & Entertainment		1.66%
Lobbying Expenses		3.64%
Non-controlling interest		(59.67%)		(37.44%)
Posting of deferred balances from merger		118.72%
Nontaxable or nondeductible items, Other		1.61%
Posting of valuation allowance on partnership step-up				(9.99%)
Other				(2.48%)
Changes in unrecognized tax benefits		2.73%
Effective tax rate		32.72%		21.47%
Canada
Amount
Foreign rate differential		$ (1,100)
Change in valuation allowance		(7,871)
Other		18
Nontaxable or nondeductible Items		$ 106
Percent
Change in valuation allowance		(112.50%)
Foreign rate differential		(15.72%)
Other		0.25%
Nontaxable or nondeductible Items		1.51%
Australia
Amount
Other		$ (58)
Percent
Other		(0.83%)

[1]	During the year ended December 31, 2025, state taxes in Florida, Pennsylvania, Illinois, New Jersey, California, Arizona, and Texas made up the majority of the tax effect in this category.